Offerings	Aug. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 411,428,257.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,818.24
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this prospectus supplement covers an indeterminate number of shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 88,571,743.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-283158
Carry Forward Initial Effective Date	Nov. 12, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 13,560.33
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this prospectus supplement include up to $100,000,000 of unsold shares (the "Unsold Shares") of Common Stock previously registered pursuant to a prospectus supplement, filed with the Securities and Exchange Commission (the "SEC") on November 13, 2024 (collectively the "Prior Prospectus Supplement") to the registration statement on Form S-3 (File No. 333-283158), which was filed with the SEC and became automatically effective on November 12, 2024 (the "Registration Statement"). The Registration Statement relates to the offer and sale of Common Stock having an aggregate offering price of up to $500,000,000.00 under the "at-the-market" equity program. In connection with the filing of the Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $61,007.00. As of the date of this prospectus supplement, shares of Common Stock having an aggregate offering price of up to $100,000,000.00 were not sold under the Prior Prospectus Supplement, and the registration fee that has already been paid and remains unused with respect to the Unsold Shares will be applied to shares of Common Stock that are being registered pursuant to this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the Unsold Shares under the Prior Prospectus Supplement will be deemed terminated as of the date hereof.